Income and Expenses Items - Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – right-of-use assets	$ 507
Amortization - prepaid land lease payment		$ 38	$ 35
Depreciation - investment property	33	35
Depreciation, amortization and lease expense	5,498	5,418	5,465
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	4,089	4,162	4,148
Depreciation – right-of-use assets	135
Amortization – intangible assets	10	9	9
Operating lease expenses	3	16	15
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	552	598	657
Depreciation – right-of-use assets	260
Amortization – intangible assets	39	34	40
Amortization - prepaid land lease payment		38	35
Depreciation - investment property	33	35	35
Operating lease expenses	170	200	201
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	93	141	132
Depreciation – right-of-use assets	112
Amortization – intangible assets	1	1
Operating lease expenses	$ 1	$ 184	$ 193